Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2025	Oct. 31, 2024
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	495,000,000	495,000,000
Ordinary shares, issued (in Shares)	11,250,000	10,000,000
Ordinary shares, outstanding (in Shares)	11,250,000	10,000,000
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	5,000,000	5,000,000
Ordinary shares, issued (in Shares)	5,000,000	5,000,000
Ordinary shares, outstanding (in Shares)	5,000,000	5,000,000